Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Current Taxes
U.S. federal	$ 3,131	$ 2,235	$ 3,108
U.S. state and local	332	153	209
International	1,745	1,947	1,602
Current taxes	5,208	4,335	4,919
Deferred Taxes
Deferred taxes	(19)	954	2
Provision for income taxes	$ 5,189	$ 5,289	$ 4,921